INCOME TAX CHARGE - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Average effective tax rate	9.00%	70.00%	11.00%	20.00%
Income tax paid			$ 1,440	$ 1,789